DERIVATIVE INSTRUMENTS (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Other current assets
Fair and notional values of outstanding derivative instruments, Balance Sheet Location
Fair Value of Derivative Instruments, Assets	$ 1
Notional Value of Derivative Instruments, Assets	233
Accrued liabilities
Fair and notional values of outstanding derivative instruments, Balance Sheet Location
Fair Value of Derivative Instruments, Liabilities	18
Notional Value of Derivative Instruments, Liabilities	$ 867